Investments - Disclosure of reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jan. 31, 2026	Jan. 16, 2026
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	$ 21,522
Dividends received from joint ventures	(3,900)
Carrying amount of interest at the end of the period	64,392	$ 21,522
Cleanergy Solutions (Namibia) (Pty) Ltd
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired				51.00%
Total for all joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	14,427
Carrying amount of interest at the end of the period	28,320	14,427
Jiangsu Andefu Ltd.
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired			25.00%
Investments in equity accounted investees | Total for all joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	12,820	16,311
Offset investment with shareholders loan, at beginning of period	1,606	495
Carrying amount of interest at the beginning of the period	14,426	16,806
Reversal prior year offset investment with shareholders loan	(1,606)	(495)
Group's share of profit (loss) for the period	5,141	(1,655)
Dividends received from joint ventures		(4,525)
Movement shareholders loans to joint ventures	0	0
Business combinations		2,089
Transfer to assets held for sale		(1,232)
Acquisitions	19,160
Translation differences	(392)	1,832
Exit from the consolidation scope	(9,783)
Gross balance, at end of period	26,946	12,820
Offset investment with shareholders loan, at end of period	1,374	1,606
Carrying amount of interest at the end of the period	28,320	14,426
Shareholders loans | Total for all joint ventures
Disclosure of joint ventures [line items]
Gross balance, at beginning of period	21,829	16,683
Offset investment with shareholders loan, at beginning of period	(1,606)	(495)
Carrying amount of interest at the beginning of the period	20,223	16,188
Reversal prior year offset investment with shareholders loan	1,606	495
Group's share of profit (loss) for the period	0	0
Dividends received from joint ventures		0
Movement shareholders loans to joint ventures	1,609	3,403
Business combinations		0
Transfer to assets held for sale		0
Acquisitions	0
Translation differences	(934)	1,743
Exit from the consolidation scope	0
Gross balance, at end of period	22,504	21,829
Offset investment with shareholders loan, at end of period	(1,374)	(1,606)
Carrying amount of interest at the end of the period	$ 21,130	$ 20,223